Discontinued Operations (Details) - USD ($)				12 Months Ended
	Nov. 22, 2023	Nov. 18, 2023	Mar. 23, 2020	Dec. 31, 2023
Discontinued Operations (Details) [Line Items]
Issued and outstanding shares (in Shares)	180,000,000
Interest	$ 153,000,000
Consideration for outstanding securities		$ 500	$ 1,000
Alpha Mind [Member]
Discontinued Operations (Details) [Line Items]
Gain on disposal				$ 53,898,677
Net loss				$ 548,677
Disposition of MMBD Advisory and MM Capital, MM SPC and Fundex SPC [Member]
Discontinued Operations (Details) [Line Items]
Consideration for outstanding securities		$ 1,000